Note 10 - Acquisitions (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014
Note 10 - Acquisitions (Details) [Line Items]
Goodwill	$ 22,615,000	$ 18,046,000	$ 17,452,000
Trademarks and Trade Names [Member] | Bayou City Pump, Inc. [Member]
Note 10 - Acquisitions (Details) [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Indefinite-Lived Intangible Assets				370,000
Customer Relationships [Member] | Bayou City Pump, Inc. [Member]
Note 10 - Acquisitions (Details) [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles				4,100,000
Technology-Based Intangible Assets [Member] | Bayou City Pump, Inc. [Member]
Note 10 - Acquisitions (Details) [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles				830,000
Bayou City Pump, Inc. [Member]
Note 10 - Acquisitions (Details) [Line Items]
Goodwill				$ 4,700,000